GENERAL AND ADMINISTRATIVE EXPENSES (Details) (RUB) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
GENERAL AND ADMINISTRATIVE EXPENSES
Salaries and social contributions	49,113	45,790	40,486
Rent	16,220	14,677	13,334
General and administrative	8,057	7,955	8,016
Repair and maintenance	6,875	6,217	6,364
Taxes other than income	5,913	6,374	5,422
Consulting expenses	2,192	1,569	1,689
Billing and data processing	2,070	2,035	1,726
Inventory obsolescence	357	660	759
Insurance	174	181	181
Total general and administrative expenses	90,971	85,458	77,977